Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Schedule of trade and other receivables
	December 31, 2022	December 31, 2021
	EUR	EUR
Trade receivables – outside parties	31,660	120,363
Other receivables – outside parties	592	1,397
Other receivables – related parties	4,409	2,667
	36,661	124,427